Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2023
Entity Registrant Name	BNY Mellon Municipal Bond Funds, Inc.
Entity Central Index Key	0000075176
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 21, 2023
Document Effective Date	Dec. 29, 2023
Prospectus Date	Dec. 29, 2023
BNY Mellon Municipal Bond Fund | BNY Mellon Municipal Bond Fund
Prospectus:
Trading Symbol	DRTAX